CAPITAL STOCK - Change in Contributed Surplus (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in excess tax benefit on exercised share-based awards		$ 0	$ 0
Change in excess tax benefit on outstanding share-based awards	$ 5,306	21	(737)
Share-based compensation expense credited to capital on options exercised	0	0	0
Share-based compensation expense for stock options	738	645	(5)
Increase (decrease) in contributed surplus	(29,090)	(29,890)	(35,626)
Contributed surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in excess tax benefit on exercised share-based awards	0	(38)	(7)
Change in excess tax benefit on outstanding share-based awards	5,306	21	(737)
Share-based compensation expense credited to capital on options exercised	(50)	(976)	(179)
Share-based compensation expense for stock options	738	701	467
Increase (decrease) in contributed surplus	5,994	(292)	(456)
Contributed surplus | Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense for stock options	$ 738	$ 701	$ 467